Fair Value Of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Of Financial Instruments [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value

	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)
Assets:
Trading securities	$212	$-	$-
Available-for-sale securities:
Corporate debentures	$9,252	-	-
US government or government agencies' debentures	$1,309	-	-
Short term investments	-	-	-
Hedging derivatives	-	-	-
Fair value of currency
conversion derivatives		$686
Total at June 30, 2013	$10,773	$686	$-

Liabilities:
Fair value of currency
conversion derivatives
at June 30,2013	$-	$538	$-

Assets and liabilities measured at fair value at December 31, 2012 are summarized below (audited):

	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)
Assets:
Trading securities	$1,552	$-	$-
Available-for-sale securities:
Corporate debentures	11,014	-	-
US government or government agencies' debentures	1,658	-	-
Short term investments	1,339	-
Hedging derivatives	-	292	-
Fair value of currency
conversion derivatives	-	691	-

Total at December 31, 2012	$15,563	$983	$-

Liabilities:
Fair value of currency
conversion derivatives
at December 31, 2012	$-	$682	$-

Schedule Of Gross Unrealized Losses On Investment Securities

At June 30, 2013 (unaudited)
	Unrealized losses (all less than 12 months)	Fair value
Available for sale:
Corporate debentures	(65)	4,408
Total at June 30, 2013 (unaudited)	(65)	4,408

At December 31, 2012 (audited)
	Unrealized losses (all less than 12 months)	Fair value
Available for sale:
Corporate debentures	(17)	2,918

Total at December 31, 2012 (audited)	(17)	2,918